Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Assets

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets and liabilities" in the unaudited condensed consolidated statements of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value of asset / (liability) as at September 30, 2025	Fair value of asset as at December 31, 2024
Interest rate swap	2.1%	$165,924	USD-1 month SOFR	March 31, 2022	March 31, 2026	$1,418	$4,766
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$(134)	$736
Forward starting interest rate swap	3.6%	$101,000	USD-1 month SOFR	March 31, 2026	March 31, 2028	$(834)	$-